Material Accounting Policy Information (Details) - Schedule of Useful Lives of Property, Plant and Equipement	12 Months Ended
Dec. 31, 2023
Uranium Plants [Member] | Bottom of range [member]
Schedule of useful lives of property, plant and equipement [Line Items]
Range	15 years
Uranium Plants [Member] | Top of range [member]
Schedule of useful lives of property, plant and equipement [Line Items]
Range	25 years
Other Property Plant and Equipment [Member] | Bottom of range [member]
Schedule of useful lives of property, plant and equipement [Line Items]
Range	3 years
Other Property Plant and Equipment [Member] | Top of range [member]
Schedule of useful lives of property, plant and equipement [Line Items]
Range	5 years
Software [Member] | Bottom of range [member]
Schedule of useful lives of property, plant and equipement [Line Items]
Range	2 years
Software [Member] | Top of range [member]
Schedule of useful lives of property, plant and equipement [Line Items]
Range	3 years
Furniture [Member] | Bottom of range [member]
Schedule of useful lives of property, plant and equipement [Line Items]
Range	3 years
Furniture [Member] | Top of range [member]
Schedule of useful lives of property, plant and equipement [Line Items]
Range	5 years
Buildings [Member] | Bottom of range [member]
Schedule of useful lives of property, plant and equipement [Line Items]
Range	10 years
Buildings [Member] | Top of range [member]
Schedule of useful lives of property, plant and equipement [Line Items]
Range	40 years